Business Developments (Narrative) (Detail) - JPY (¥) ¥ in Millions							1 Months Ended		5 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 13, 2024	Nov. 14, 2023	Oct. 02, 2023	Jun. 01, 2023	Dec. 01, 2022	Nov. 30, 2022	Mar. 31, 2024	Aug. 31, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Aug. 30, 2023
Business Developments [Line Items]
Gain on sale of MUFG Union Bank												¥ 0	¥ 349,442	¥ 0
Cash and cash equivalents					¥ 2,433,800
Net decrease in cash from sale of MUB												0	(1,711,764)	0
Goodwill							¥ 490,344		¥ 490,344	¥ 490,344	¥ 490,344	¥ 490,344	296,772	303,611
Customer relationships
Business Developments [Line Items]
Weighted average amortization period, in years												13 years
HC Philippines
Business Developments [Line Items]
Percentage of voting interests acquired				100.00%
Payment in cash				¥ 69,841
Assets acquired				137,577
Net loans receivables acquired				108,359
Liabilities acquired				96,152
Long-term debt liabilities acquired				43,891
Goodwill				28,196
Intangible assets				¥ 9,373
Weighted average amortization period, in years				5 years 8 months 12 days
Revenues											38,584
Earnings or loss of acquiree since acquisition date											¥ 2,547
Acquired loan at fair value at acquisition date				¥ 104,391
Acquired loan unpaid principal balance				109,032
Contractual loans not expected to be collected				4,100
Finite-lived intangible assets, purchase accounting adjustments												¥ 1,641	1,523
HC Philippines | Customer relationships
Business Developments [Line Items]
Intangible assets				¥ 6,137
Weighted average amortization period, in years				7 years 6 months
HC Indonesia
Business Developments [Line Items]
Assets acquired			¥ 44,178
Short term borrowings acquired			22,299
Net loans receivables acquired			24,949
Liabilities acquired			30,494
Goodwill			18,034
Intangible assets			¥ 3,964
Weighted average amortization period, in years			6 years 10 months 24 days
Revenues										6,978
Earnings or loss of acquiree since acquisition date										¥ 345
Acquired loan at fair value at acquisition date			¥ 25,768
Acquired loan unpaid principal balance			27,389
Contractual loans not expected to be collected			¥ 1,505
Finite-lived intangible assets, purchase accounting adjustments												567	527
HC Indonesia | Customer relationships
Business Developments [Line Items]
Intangible assets				¥ 3,582
Weighted average amortization period, in years				7 years 1 month 6 days
PT Mandala Multifinance Tbk
Business Developments [Line Items]
Percentage of voting interests acquired	70.60%
Payment in cash	¥ 59,025
Assets acquired	80,236
Net loans receivables acquired	47,937
Liabilities acquired	34,676
Long-term debt liabilities acquired	28,319
Goodwill	31,795
Intangible assets	¥ 15,139
Weighted average amortization period, in years	5 years 3 months 18 days
Noncontrolling interests, recorded on acquisition	¥ 10,448
Finite-lived intangible assets, purchase accounting adjustments												2,748	2,630
PT Mandala Multifinance Tbk | Dealer relationships
Business Developments [Line Items]
Intangible assets	¥ 10,602
Weighted average amortization period, in years	8 years
Albacore Capital Group
Business Developments [Line Items]
Percentage of voting interests acquired		75.00%
Consideration transferred		¥ 49,266
Assets acquired		33,583
Liabilities acquired		12,187
Goodwill		63,063
Intangible assets		¥ 23,709
Weighted average amortization period, in years		15 years 8 months 12 days
Revenues									1,107
Earnings or loss of acquiree since acquisition date									¥ 155
Noncontrolling interests, recorded on acquisition		¥ 17,214
Acquisition related costs												2,599
Finite-lived intangible assets, purchase accounting adjustments												1,426	1,390
Contingent consideration		17,979
Cash and bank deposits acquired		6,448
Deferred tax liabilities acquired		5,927
Albacore Capital Group | Customer relationships
Business Developments [Line Items]
Intangible assets		¥ 22,478
Weighted average amortization period, in years		16 years
HC Consumer Finance Philippines and PT Home Credit Indonesia
Business Developments [Line Items]
Acquisition related costs												¥ 1,044
Shares of U.S. Bancorp common stock received
Business Developments [Line Items]
Noncash or part noncash divestiture, consideration received					¥ 276,100								276,099
Non-interest bearing note receivable from U.S. Bancorp
Business Developments [Line Items]
Noncash or part noncash divestiture, consideration received													396,601
MUFG Union Bank | HC Philippines
Business Developments [Line Items]
Percentage of voting interests acquired				25.00%
Krungsri | HC Philippines
Business Developments [Line Items]
Percentage of voting interests acquired				75.00%
Krungsri | HC Indonesia
Business Developments [Line Items]
Percentage of voting interests acquired			75.00%
Consideration transferred							¥ 4,896
Equity interest in acquiree, including subsequent acquisition,							80.00%		80.00%	80.00%	80.00%	80.00%
MUFG Bank and ADMF | PT Mandala Multifinance Tbk
Business Developments [Line Items]
Percentage of voting interests acquired	80.60%
PT Adira Dinamika Multi Finance Tbk | HC Indonesia
Business Developments [Line Items]
Percentage of voting interests acquired			9.80%
PT Adira Dinamika Multi Finance Tbk | PT Mandala Multifinance Tbk
Business Developments [Line Items]
Acquired loan at fair value at acquisition date	¥ 42,152
Acquired loan unpaid principal balance	42,633
Contractual loans not expected to be collected	1,450
Payments to acquire investments	¥ 8,360
Krungsri and PT Adira Dinamika Multi Finance Tbk | HC Indonesia
Business Developments [Line Items]
Percentage of voting interests acquired			84.80%
Payment in cash			¥ 31,812
MUAH | MUFG Union Bank
Business Developments [Line Items]
Contingent consideration period															5 years
Dividends paid						¥ 636,800
U.S. Bancorp
Business Developments [Line Items]
Ownership percentage by NCI					3.00%			4.39%
U.S. Bancorp | MUFG Union Bank
Business Developments [Line Items]
Number of shares acquired								24,000,000
Consideration transferred								¥ 136,800
HC Indonesia | PT Adira Dinamika Multi Finance Tbk
Business Developments [Line Items]
Ownership percentage by NCI owners							4.90%		4.90%	4.90%	4.90%	4.90%
PT Mandala Multifinance Tbk | PT Adira Dinamika Multi Finance Tbk
Business Developments [Line Items]
Ownership percentage by NCI owners	10.00%
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Business Developments [Line Items]
Impairment of assets held for sale													134,141
Proceeds from divestiture of businesses					¥ 754,000
Contingent consideration receivable													¥ 464,500
Contingent consideration period													5 years
Gain on sale of MUFG Union Bank					349,400
Assets held for sale					13,935,600
Interest-earning deposits in other banks					2,251,300
Investment securities					3,123,300
Loans					7,567,700
Liabilities held for sale					13,128,000
Deposits payable					¥ 11,789,900
Loss from discontinued operation before income tax													¥ 506,329	¥ 11,385
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank | U.S. Bancorp
Business Developments [Line Items]
Noncash proceeds (in shares)					44,374,155